FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 22, 2022
Class of Warrant or Right [Line Items]
Fair value of warrants	$ 92,000		$ 92,000		$ 1,651,000	$ 2,280,000
Fair value of warrants exercised	$ (174,000)	$ 1,201,000	$ (1,314,000)	$ 233,000	(629,000)	(1,704,000)
Stock Offering 2022 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock called by warrants							1
Fair value of warrants					1,651,000	$ 2,280,000
Modified Warrants [Member]
Class of Warrant or Right [Line Items]
Shares of common stock called by warrants	366,664		366,664
Modified Warrants [Member] | Stock Offering 2022 [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants	$ 21,000		$ 21,000		757,000
Warrants exercised	311,111
Fair value of warrants exercised	$ 245,000
Unmodified Warrants [Member]
Class of Warrant or Right [Line Items]
Shares of common stock called by warrants	433,321		433,321
Unmodified Warrants [Member] | Stock Offering 2022 [Member]
Class of Warrant or Right [Line Items]
Fair value of warrants	$ 71,000		$ 71,000		$ 894,000